Financial debt - Changes in the recoverable cash advances (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of recoverable cash advances
Advances received	€ 0	€ 0	€ 190,000
Initial measurement and re-measurement	247,000	385,000
Discounting impact	925,000	882,000	772,000
Fair value
Disclosure of recoverable cash advances
As at January 1	8,127,000	7,910,000
Advances reimbursed (excluding interests)	(350,000)	(280,000)
Interests paid	(24,000)
Initial measurement and re-measurement	(247,000)	(385,000)
Discounting impact	925,000	882,000
As at December 31	€ 8,431,000	€ 8,127,000	€ 7,910,000